SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 11. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the consolidated balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, except as disclosed below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

On January 22, 2024, the Company amended an unsecured promissory note in the aggregate principal amount of $165,000 to M2B Funding Corp., an affiliate of the Sponsor. As a result of the amendment, the Company was to repay the remaining amount due by February 8, 2024. On January 31, 2024, the note was paid in full for a total of $190,750.

On January 22, 2024, the Company and the Bridge Investor entered into a side letter to the registration rights agreement with the Bridge Investor dated October 5, 2022 whereby the Company agreed to register the shares of common stock underlying the Bridge Notes and the Additional Bridge Notes.

On January 25, 2024, the Bridge Investor purchased the second Additional Bridge Note in the principal amount of $55,556 from DHAC as contemplated by the Bridge SPA.

On February 2, 2024, the Company extended the date by which the Company has to consummate a business combination from February 8, 2024 to May 8, 2024. The extension is the second of four additional three-month extensions permitted under the Company’s governing documents and provides the Company with additional time to complete the business combination.

On February 13, 2024, the parties entered into a First Amendment to the Third Amended and Restated Business Combination Agreement to provide that certain indebtedness of VSee and iDoc would be assumed by DHAC and converted into DHAC common stock following the closing instead of being converted into class B common stock of VSee and iDoc prior to the closing.

On February 13, 2024, the Company, VSee and/or iDoc, as applicable, amended and restated certain of the Conversion SPAs (the “Amended and Restated Conversion SPAs”) pursuant to which (1) a $600,000 balance of certain indebtedness of VSee will be assumed by the Company and converted into the Company’s common stock after the closing of the business combination; (2) a $600,000 balance certain indebtedness of iDoc will be assumed by the Company and will then be converted into the Company’s common stock subject to executing of certain registration rights agreement and filing of a registration statement thereunder after the closing of the business combination; and (3) certain indebtedness owned by iDoc will be assumed by the Company and will then be converted into the Company’s common stock subject to executing of certain registration rights agreement and filing of a registration statement thereunder after the closing of the business combination.

On April 17, 2024, the parties entered into a Second Amendment to the Third Amended and Restated Business Combination Agreement to extend certain termination date therein to June 30, 2024.

On April 17, 2024, DHAC, VSee, iDoc and the Bridge Investor entered a Letter Agreement, which amended certain business combination timeline in the Additional Bridge Notes.

On April 17, 2024, the parties to the Extension Purchase Agreement and Extension Note executed a letter agreement, which extended the maturity date of the Extension Note to June 30, 2024.